Matthews Asia Dividend Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.9%
	Shares	Value
China/Hong Kong: 29.8%
Tencent Holdings, Ltd.	2,600	$166,086
JD.com, Inc. Class A	3,200	66,136
Alibaba Group Holding, Ltd.	3,700	60,872
AIA Group, Ltd.	8,000	60,255
Yum China Holdings, Inc.	976	50,811
Wuliangye Yibin Co., Ltd. A Shares	2,800	50,617
BYD Co., Ltd. H Shares	1,000	50,486
NetEase, Inc.	2,300	46,708
Yuexiu Transport Infrastructure, Ltd.	102,000	46,541
China Overseas Property Holdings, Ltd.	50,000	34,382
PetroChina Co., Ltd. H Shares	42,000	33,955
China Construction Bank Corp. H Shares	38,000	33,603
HKT Trust & HKT, Ltd.	25,000	33,418
Ping An Insurance Group Co. of China, Ltd. H Shares	5,500	32,730
Midea Group Co., Ltd. A Shares	3,000	32,475
China Merchants Bank Co., Ltd. H Shares	5,500	32,447
Industrial & Commercial Bank of China, Ltd. H Shares	45,000	32,042
NARI Technology Co., Ltd. A Shares	10,500	31,648
Midea Group Co., Ltd. A Shares	2,900	31,331
Hong Kong Exchanges & Clearing, Ltd.	700	31,022
Total China/Hong Kong		957,565

Japan: 27.0%
ITOCHU Corp.	1,700	78,452
Mitsubishi UFJ Financial Group, Inc.	5,000	67,240
Suzuki Motor Corp.	5,200	62,940
Tokio Marine Holdings, Inc.	1,400	53,701
NEC Corp.	2,500	52,578
Hikari Tsushin, Inc.	200	51,558
Sony Group Corp.	2,000	50,354
Ajinomoto Co., Inc.	2,400	47,482
ORIX Corp.	2,300	47,433
Marubeni Corp.	2,900	46,145
Toyota Motor Corp.	2,600	45,483
Shin-Etsu Chemical Co., Ltd.	1,600	45,323
Terumo Corp.	1,800	33,667
Mitsui Fudosan Co., Ltd.	3,700	32,920
Kajima Corp.	1,600	32,612
Asahi Group Holdings, Ltd.	2,500	31,964
Bandai Namco Holdings, Inc.	900	30,116
Tokyo Electron, Ltd.	200	26,896
Sawai Group Holdings Co., Ltd.	1,200	15,901
Denso Corp.	1,200	14,797
Total Japan		867,562

Taiwan: 8.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,306	216,796
CTBC Financial Holding Co., Ltd.	27,000	32,080
Delta Electronics, Inc.	2,000	21,685
E Ink Holdings, Inc.	2,000	15,963
Total Taiwan		286,524

South Korea: 7.6%
SK Telecom Co., Ltd. ADR	2,484	52,810
Samsung Electronics Co., Ltd.	1,256	49,302
Hana Financial Group, Inc.	1,189	48,125
LEENO Industrial, Inc.	251	32,063

	Shares	Value
LG Chem, Ltd.	185	$30,781
Macquarie Korea Infrastructure Fund	4,140	30,562
Total South Korea		243,643

India: 7.3%
Tata Consultancy Services, Ltd.	1,572	66,324
HDFC Bank, Ltd. ADR	819	54,414
Power Grid Corp. of India, Ltd.	13,578	46,125
Bharti Airtel, Ltd.	1,723	34,943
Hindustan Unilever, Ltd.	1,249	33,008
Total India		234,814

Australia: 6.9%
Telstra Group, Ltd.	18,814	49,358
Commonwealth Bank of Australia	522	49,095
ANZ Group Holdings, Ltd.	2,641	47,875
BHP Group, Ltd.	1,933	46,014
CSL, Ltd.	202	31,378
Total Australia		223,720

Singapore: 3.0%
United Overseas Bank, Ltd.	1,200	34,007
Singapore Telecommunications, Ltd.	12,800	32,664
DBS Group Holdings, Ltd.	900	31,116
Total Singapore		97,787

Indonesia: 1.4%
PT Bank Rakyat Indonesia Persero Tbk	192,600	47,103
Total Indonesia		47,103

Thailand: 1.0%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	49,700	31,937
Total Thailand		31,937

Macau: 1.0%
Galaxy Entertainment Group, Ltd.	8,000	31,258
Total Macau		31,258

TOTAL COMMON EQUITIES		3,021,913
(Cost $2,895,424)
SHORT-TERM INVESTMENTS: 4.8%
Money Market Funds: 4.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[b]	153,526	153,526
(Cost $153,526)

Total Investments: 98.7%		3,175,439
(Cost $3,048,950)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		40,443
Net Assets: 100.0%		$3,215,882

Matthews Asia Dividend Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).